Lease Liabilities	12 Months Ended
Jan. 31, 2021
Lease liabilities [abstract]
Lease Liabilities
24	Lease Liabilities

The following elections for IFRS 16 were taken on transition date:

●	the Group did not reassess whether existing contracts are, or contain, a lease and applied IFRS 16 only to existing contracts that were previously identified as lease under IAS 17;
●	the Group applied a single discount rate to a portfolio of leases with reasonably similar characteristics; and
●	leases with a remaining term of less than 12 months from the transition date and low value lease are expensed on a straight-line basis to the Consolidated Profit or Loss account.

Undiscounted contractual maturity of lease liabilities

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Amounts payable:
Within one year	6,955	8,112
2 to 5 years inclusive	13,661	17,553
After 5 years	936	166
	24,059	25,831